Note 8 - Equity in earnings of non-consolidated companies (Tables)	12 Months Ended
Dec. 31, 2023
Note 8 - Equity in earnings of non-consolidated companies
Disclosure of Detailed Information About Equity in Earnings of Nonconsolidated Companies [TextBlock]
	Year ended December 31,
	2023	2022	2021
From non-consolidated companies	104,897	242,743	512,591
Remeasurement of previously held interest	4,506	-	-
Bargain purchase gain	11,487	-	-
Impairment loss on non-consolidated companies	-	(34,041)	-
Net loss related to participation increase in Usiminas	(25,486)	-	-
	95,404	208,702	512,591